Intangible assets, net - Amortization expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible assets, net
Amortization expense	$ 4,189	$ 4,774	$ 4,167
Cost of revenues
Intangible assets, net
Amortization expense	4,187	4,771	4,147
Research and development
Intangible assets, net
Amortization expense		1	1
Sales and marketing expenses
Intangible assets, net
Amortization expense			3
General and administrative expenses
Intangible assets, net
Amortization expense	$ 2	$ 2	$ 16